COMMITMENTS AND CONTINGENCIES - Additional Information - 5 Guarantees (Detail)	1 Months Ended		12 Months Ended	1 Months Ended			12 Months Ended
	Dec. 31, 2014 MCE Leisure [Member] USD ($)	Dec. 31, 2014 MCE Leisure [Member] PHP	Dec. 31, 2014 City of Dreams [Member] USD ($) Agreement	Oct. 31, 2013 Studio City [Member] Trade Credit Facility [Member] USD ($)	Oct. 31, 2013 Studio City [Member] Trade Credit Facility [Member] HKD	Dec. 31, 2014 Studio City [Member] Trade Credit Facility [Member] USD ($)	Dec. 31, 2014 Guarantee Obligations [Member] USD ($)	Dec. 31, 2014 Guarantee Obligations [Member] MOP
Commitments And Contingencies [Line Items]
Issuance of promissory note							$ 68,635,000	550,000,000
Number of deeds of guarantee with third parties			2
Amount entered with third parties in relation to guarantee			35,000,000
Amount entered with a bank to meet the construction payment obligations				25,707,000	200,000,000
Credit facility utilized						5,424,000
Amount of surety bond submitted	$ 2,241,000	100,000,000